Schedule of share options activity (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2026 shares	Dec. 31, 2025 shares
IfrsStatementLineItems [Line Items]
Options outstanding at September 30, 2026	1,857,994
Share options [member]
IfrsStatementLineItems [Line Items]
Options outstanding at December 31, 2025	7,131,312	14,520,001
Options granted	10,000	2,564,663
Options exercised	(4,806,800)	(8,054,911)
Options forfeited upon cashless exercise	(343,185)	(1,831,775)
Options expired	(66,666)	(66,666)
Options cancelled	(66,667)
Options outstanding at September 30, 2026	1,857,994	7,131,312